Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
First Prospectus | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Annual Return [Percent]	26.23%
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Annual Return [Percent]	31.50%
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Annual Return [Percent]	30.24%
Second Prospectus | Astoria Real Assets ETF
Prospectus [Line Items]
Annual Return [Percent]	29.78%	7.01%	11.77%	3.95%
Second Prospectus | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Annual Return [Percent]	22.27%	46.78%	61.37%	(49.45%)	25.44%
Second Prospectus | AXS Green Alpha ETF
Prospectus [Line Items]
Annual Return [Percent]	22.06%	(3.17%)	13.45%
Second Prospectus | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	19.72%	5.11%	17.53%	(22.81%)	13.13%	16.95%	25.91%	(11.43%)	27.62%	7.04%
Third Prospectus | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	41.50%	(4.92%)	119.86%
Third Prospectus | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Annual Return [Percent]	(74.57%)	(83.17%)	(59.96%)
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Annual Return [Percent]	(57.95%)	(79.91%)	(83.11%)
Third Prospectus | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Annual Return [Percent]	(25.98%)	(37.02%)	(46.26%)	82.21%